SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
SHARE CAPITAL

14. SHARE CAPITAL

The Company has three authorized classes of ordinary shares, Class A, Class B and Class C with €0.01, €0.10 and €0.09 par value, respectively. The principal features of the three classes of ordinary shares are as follows:

●	Class A shares, par value €0.01 per share, entitled to one vote per share. The Class A shares share ratably with the Class B shares, on a pari passu basis, in any dividends or other distributions.
●	Class B shares, par value €0.10 per share, entitled to ten votes per share. Class B shares may only be transferred to qualified holders. In order to sell a Class B share, it must be converted into a Class A share.
●	Class C shares, par value €0.09 per share, entitled to nine votes per share. The Class C shares are entitled to a fixed nominal amount in the event of a dividend or distribution limited to €0.01 per share in any one financial year if any such shares were to be outstanding on the record date for a dividend declaration. The Class C shares are used for technical purposes related to the conversion of Class B shares into Class A shares. During the periods between conversion and cancellation, all Class C shares are held by the Yandex Conversion Foundation (Stichting Yandex Conversion). The Yandex Conversion Foundation was incorporated under the laws of the Netherlands in October 2008 for the sole purpose of facilitating the conversion of Class B shares into Class A shares. The Yandex Conversion Foundation is managed by a board of directors appointed by the Company.

On September 21, 2009, the Company issued a Priority Share to Sberbank. In December 2019, the Priority Share was repurchased by the Company and held in treasury as of December 31, 2019. In March 2020 The Priority Share was transferred to the Public Interest Foundation, a unitary non-commercial organization without membership established by the Company. As amended, the Priority Share gives the holder (other than the Company) the right to veto the accumulation of stakes in the Company in excess of 10% by a single entity, a group of related parties or parties acting in concert, as well as the right to make binding nominations of two of the 12 members of the Company’s Board of Directors. Transfer of the Priority Share requires the approval of the Board. The Priority Share was repurchased from Sberbank at its par value of €1, and is entitled to a normal pro rata dividend distribution.

The share capital as of each balance sheet date was as follows (EUR in millions):

	December 31, 2019			December 31, 2020
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	574,887,317			574,887,317
Priority share	1			1
Class A ordinary shares	500,000,000			500,000,000
Class B ordinary shares	37,138,658			37,138,658
Class C ordinary shares	37,748,658			37,748,658
Issued and fully paid:	331,276,314	€6.7	267	357,569,138	€6.9	290
Priority share	1	—	—	1	—	—
Class A ordinary shares	293,527,655	2.9	130	320,430,479	3.2	151
Class B ordinary shares	37,138,658	3.7	133	35,708,674	3.6	128
Class C ordinary shares	610,000	0.1	4	1,429,984	0.1	11

Class C shares held in treasury were not disclosed as such due to the technical nature of this class of shares.

The Company repurchases its Class A shares from time to time in part to reduce the dilutive effects of its Share-Based Awards to employees of the Company.

On November 18, 2019 the Company announced a share repurchase program of up to $300 of Class A shares from time to time in open market transactions effective for up to the following twelve months.

For the year ended December 31, 2019, the Company repurchased 460,791 Class A shares at an average price of $41.16 per share for a total amount of RUB 1,205. Treasury stock was accounted for under the cost method.

For the year ended December 31, 2020, the Company repurchased 4,228,163 Class A shares at an average price $33.86 per share for a total amount of RUB 10,585 ($143.3). Treasury stock was accounted for under the cost method.

On June 29, 2020 the Company carried out a public offering and listing of 8,121,827 Class A shares on the NASDAQ (“SPO”). Goldman Sachs & Co. LLC (“underwriter”) was the sole underwriter of the offering. Prior to the closing, the underwriter exercised in full its option to purchase an additional 1,218,274 Class A shares, and accordingly the Company issued an aggregate of 9,340,101 Class A shares at an offering price of $49.25 per share in the public offering, for gross proceeds of $460.0 (RUB 31,799 at the exchange rate as of the offering date).

In addition, concurrent with the public offering, the Company carried out a private placement of 4,060,913 Class A shares to each of three private investors, or an aggregate of 12,182,739 Class A shares, at the public offering price of $49.25 per share, for gross proceeds of $600.0 (RUB 41,477 at the exchange rate as of the offering date).

The total number of new Class A shares issued in the public offering and the private placement was 21,522,840 Class A shares, and the aggregate gross proceeds were $1,060.0 (RUB 73,276 at the exchange rate as of the offering date), before deducting underwriting discounts and commissions, placement agent fees, and estimated aggregate offering expenses.

The expenses payable by the Company related to the offerings were eligible to be charged against the gross proceeds of the offerings, i.e. additional paid-in capital based on ASC 340-10-S99-1. These expenses were represented by underwriter’s commissions and other expenses, including legal, accounting, printer and other fees. Total amount of related expenses was RUB 721 ($9.8).